Oct. 31, 2023
Column Small Cap Select Fund
Column Small Cap Select Fund
Investment Objective.
The investment objective of the Column Small Cap Select Fund (the “Small Cap Select Fund” or the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as annual program or administrative fees, for participating in an advisory program sponsored by Northwestern Mutual Wealth Management Company (“NMWMC”), an affiliate of the Adviser (defined below), which are not reflected in the table and Example below.
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.76%
Other Expenses(1)	0.09%
Shareholder Servicing Plan Fees	0.06%
Total Annual Fund Operating Expenses	0.91%
Management Fee Waiver(2)	-0.29%
Total Annual Fund Operating Expenses after Management Fee Waiver	0.62%

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The management fee waiver discussed in the table above is reflected only through October 31, 2025.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$63	$231

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies (“small-cap companies”). The Fund defines small-cap companies as companies with market capitalizations within the collective range of the Russell 2000® and S&P SmallCap 600® Indices. As of September 30, 2023, this range was approximately $27 million to $14.5 billion. The market capitalization range of these indices changes over time. Securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Fund.

The Fund may invest in common stocks issued by U.S. and foreign companies. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Depositary receipts represent interests in foreign securities on deposit by banks. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The sub-advisers normally invest the Fund’s assets across different sectors, but from time-to-time a significant percentage of the Fund’s assets may be invested in issuers in a single sector, and the Fund’s assets may be invested in a smaller number of issuers than other more diversified funds. The sector weightings of the Fund are likely to change over time.

The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser believes the Fund’s reward and risk characteristics can be enhanced, using a “manager of managers” approach, by employing a select group of sub-advisory firms with distinct and complementary investment styles and approaches for the Fund. When determining the allocation of the Fund’s assets among sub-advisers, the Adviser uses proprietary qualitative and quantitative research, considering factors including, but not limited to, sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. Sub-adviser asset allocations are determined by the Adviser and the Adviser may increase or decrease a sub-adviser’s asset allocation as deemed appropriate by the Adviser. The strategies for each sub-adviser are described as follows:
Boston Partners Global Investors, Inc. (WPG Partners division)
The sub-adviser invests in a high conviction portfolio, a focused group of stocks that the sub-adviser believes has the best performance potential. The sub-adviser uses fundamental research to uncover stocks selling at prices the sub-adviser believes are below long-term intrinsic value with a near-term positive catalyst and upside potential that outweighs its downside risk.

Driehaus Capital Management LLC
The sub-adviser invests in U.S. small-cap companies, using a combination of fundamental, technical, and behavioral analysis to identify companies experiencing positive fundamental changes and growth inflections, often initially sourced through positive earnings surprises and earnings revisions.

Neuberger Berman Investment Advisers LLC
The sub-adviser combines two complementary strategies focused on U.S. small-cap companies: one seeks to invest in undervalued companies whose current market shares and balance sheets are strong and the other seeks to invest in companies trading below the portfolio managers’ estimate of their intrinsic value due to complexity, cyclicality, or interrupted growth and that they believe have the potential for appreciation over time.

Vaughan Nelson Investment Management, L.P.
The sub-adviser invests in U.S. small-cap companies trading at valuations below the sub-adviser’s assessment of their long-term intrinsic value. The strategy employs fundamental research to identify companies with undervalued earnings growth, assets, or dividend yield.

Principal Risks.
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•Management Risk. The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.

•General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

•New Fund Risk. The Fund is new with a limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Adviser may recommend to liquidate the Fund.

•Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the continued impact of the coronavirus (COVID-19) global pandemic. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

•Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

•Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

•Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•Small-Cap Companies Risk. The Fund may invest substantially all of its assets in the stocks of small-cap companies. Investing in small-cap companies generally involves higher risks than investing in large capitalization companies as small-cap companies tend to have more limited product lines, markets, financial resources and management team depth. The stock prices of small-cap companies are often more volatile than the stock prices of larger capitalization companies and the risk of bankruptcy or insolvency of many small-cap companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies. In addition, due to thin trading in the stocks of some small-cap companies, it may take the Fund a longer period of time to reduce or liquidate its investments in certain stocks or the Fund’s selling activities could negatively impact the sale price received or the value of any remaining holdings. The inability to quickly liquidate a position may expose the Fund to greater market risk with respect to such position and may result in the Fund obtaining a lower sale price than would be the case if the Fund were able to liquidate the position immediately.

•Foreign Securities and Currency Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The securities of foreign companies are frequently denominated in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

•Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

•Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.

•Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

•Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks, and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

•REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance.
When the Fund has been in operation for a full calendar year, performance will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information will be available on the Fund’s website at https://columnfunds.com/ or by calling the Fund toll-free at 866-950-4644.
Column Small Cap Fund
Column Small Cap Fund
Investment Objective.
The investment objective of the Column Small Cap Fund (the “Small Cap Fund” or the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as annual program or administrative fees, for participating in an advisory program sponsored by Northwestern Mutual Wealth Management Company (“NMWMC”), an affiliate of the Adviser (defined below), which are not reflected in the table and Example below.
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.77%
Other Expenses(1)	0.13%
Shareholder Servicing Plan Fees	0.06%
Total Annual Fund Operating Expenses	0.96%
Management Fee Waiver(2)	-0.36%
Total Annual Fund Operating Expenses after Management Fee Waiver	0.60%

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The management fee waiver discussed in the table above is reflected only through October 31, 2025.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$61	$232

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of small capitalization companies (“small-cap companies”). The Fund defines small-cap companies as companies with market capitalizations within the collective range of the Russell 2000® and S&P SmallCap 600® Indices. As of September 30, 2023, this range was approximately $27 million to $14.5 billion. The market capitalization range of these indices changes over time. Securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Fund.

The Fund may invest in common stocks issued by U.S. and foreign companies. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Depositary receipts represent interests in foreign securities on deposit by banks. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties.

The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser believes the Fund’s reward and risk characteristics can be enhanced, using a “manager of managers” approach, by employing multiple sub-advisory firms with distinct and complementary investment styles and approaches for the Fund. When determining the allocation of the Fund’s assets among sub-advisers, the Adviser uses proprietary qualitative and quantitative research, considering factors including, but not limited to, sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. Sub-adviser asset allocations are determined by the Adviser and the Adviser may increase or decrease a sub-adviser’s asset allocation as deemed appropriate by the Adviser. The strategies for each sub-adviser are described as follows:

American Century Investment Management, Inc.
The sub-adviser invests in U.S. small-cap companies that the portfolio managers believe demonstrate accelerating, sustainable growth driven by an inflection in business fundamentals not yet recognized by the market. The sub-adviser’s process employs fundamental research to add value through stock selection.

American Century Investment Management, Inc. (Avantis Investors division)
The sub-adviser invests in a broad set of U.S. small-cap companies, focusing on firms trading at low valuations with higher profitability ratios. The strategy uses a systematic investment process designed to reduce unnecessary risks and costs.

Boston Partners Global Investors, Inc. (WPG Partners division)
The sub-adviser invests in U.S. small-cap companies. The sub-adviser uses fundamental research to uncover stocks selling at prices the sub-adviser believes are below long-term intrinsic value with a near-term positive catalyst and upside potential that outweighs its downside risk.

Franklin Mutual Advisers, LLC
The sub-adviser invests in U.S. small-cap companies, targeting companies with sustainable business models, good corporate governance, and low debt temporarily trading at depressed levels. The process employs fundamental analysis and seeks to balance risk and reward.

Kayne Anderson Rudnick Investment Management, LLC
The sub-adviser invests in U.S. small-cap companies, using bottom-up research to build a high conviction portfolio, a focused group of stocks that it believes has the best performance potential, of businesses it believes are high-quality, such as those with durable competitive advantages, excellent management, lower financial risk, and strong and sustainable growth trajectories.
Neuberger Berman Investment Advisers LLC
The sub-adviser combines two complementary strategies focused on U.S. small-cap companies: one seeks to invest in undervalued companies whose current market shares and balance sheets are strong and the other seeks to invest in companies trading below the portfolio managers’ estimate of their intrinsic value due to complexity, cyclicality, or interrupted growth and that they believe have the potential for appreciation over time.

Vaughan Nelson Investment Management, L.P.
The sub-adviser invests in U.S. small-cap companies trading at valuations below the sub-adviser’s assessment of their long-term intrinsic value. The strategy employs fundamental research to identify companies with undervalued earnings growth, assets, or dividend yield.

Principal Risks.
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•Management Risk. The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.

•General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

•New Fund Risk. The Fund is new with a limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Adviser may recommend to liquidate the Fund.

•Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the continued impact of the coronavirus (COVID-19) global pandemic. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

•Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

•Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

•Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•Small-Cap Companies Risk. The Fund may invest substantially all of its assets in the stocks of small-cap companies. Investing in small-cap companies generally involves higher risks than investing in large capitalization companies as small-cap companies tend to have more limited product lines, markets, financial resources and management team depth. The stock prices of small-cap companies are often more volatile than the stock prices of larger capitalization companies and the risk of bankruptcy or insolvency of many small-cap companies (with the attendant losses to shareholders) is higher than for larger, “blue-chip” companies. In addition, due to thin trading in the stocks of some small-cap companies, it may take the Fund a longer period of time to reduce or liquidate its investments in certain stocks or the Fund’s selling activities could negatively impact the sale price received or the value of any remaining holdings. The inability to quickly liquidate a position may expose the Fund to greater market risk with respect to such position and may result in the Fund obtaining a lower sale price than would be the case if the Fund were able to liquidate the position immediately.

•Foreign Securities and Currency Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The securities of foreign companies are frequently denominated in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

•Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

•Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.

•REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

•Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks, and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance.
When the Fund has been in operation for a full calendar year, performance will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information will be available on the Fund’s website at https://columnfunds.com/ or by calling the Fund toll-free at 866-950-4644.
Column Mid Cap Select Fund
Column Mid Cap Select Fund
Investment Objective.
The investment objective of the Column Mid Cap Select Fund (the “Mid Cap Select Fund” or the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as annual program or administrative fees, for participating in an advisory program sponsored by Northwestern Mutual Wealth Management Company (“NMWMC”), an affiliate of the Adviser (defined below), which are not reflected in the table and Example below.
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
Other Expenses(1)	0.07%
Shareholder Servicing Plan Fees	0.06%
Total Annual Fund Operating Expenses	0.81%
Management Fee Waiver(2)	-0.29%
Total Annual Fund Operating Expenses after Management Fee Waiver	0.52%

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The management fee waiver discussed in the table above is reflected only through October 31, 2025.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$53	$199

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid capitalization companies (“mid-cap companies”). The Fund considers a company to be a mid-cap company if it has a market capitalization within the collective range of the Russell MidCap® Index and the S&P MidCap 400® Index. As of September 30, 2023, this range was approximately $1.1 billion to $53.5 billion. The market capitalization range of these indices changes over time. Securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Fund.

The Fund may invest in common stocks issued by U.S. and foreign companies. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Depositary receipts represent interests in foreign securities on deposit by banks. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. The sub-advisers normally invest the Fund’s assets across different sectors, but from time-to-time a significant percentage of the Fund’s assets may be invested in issuers in a single sector, and the Fund’s assets may be invested in a smaller number of issuers than other more diversified funds. The sector weightings of the Fund are likely to change over time.

The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser believes the Fund’s reward and risk characteristics can be enhanced, using a “manager of managers” approach, by employing a select group of sub-advisory firms with distinct and complementary investment styles and approaches for the Fund. When determining the allocation of the Fund’s assets among sub-advisers, the Adviser uses proprietary qualitative and quantitative research, considering factors including, but not limited to, sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. Sub-adviser asset allocations are determined by the Adviser and the Adviser may increase or decrease a sub-adviser’s asset allocation as deemed appropriate by the Adviser. The strategies for each sub-adviser are described as follows:

Boston Partners Global Investors, Inc.
The sub-adviser invests in U.S. mid-cap companies and uses bottom-up fundamental analysis to make investment decisions. The strategy is designed to identify companies with attractive valuation, sound business fundamentals, and improving business momentum.

EARNEST Partners, LLC
The sub-adviser invests in U.S. mid-cap companies, using an industry-specific screening process to identify stocks with the greatest excess return potential. The team uses rigorous bottom-up analysis to build a portfolio of high-quality businesses with an emphasis on limiting downside risk.

Kayne Anderson Rudnick Investment Management, LLC
The sub-adviser invests in U.S. mid-cap companies, using bottom-up research to build a high conviction portfolio, a focused group of stocks that it believes has the best performance potential, of businesses it believes are high-quality, such as those with durable competitive advantages, excellent management and lower financial risk.
Principal Risks.
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•Management Risk. The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.

•General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

•New Fund Risk. The Fund is new with a limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Adviser may recommend to liquidate the Fund.

•Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the continued impact of the coronavirus (COVID-19) global pandemic. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

•Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

•Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

•Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•Mid-Cap Company Risk. The Fund may invest substantially all of its assets in the stocks of mid-cap companies. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-cap companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

•Foreign Securities and Currency Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The securities of foreign companies are frequently denominated in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

•Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

•Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.

•Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

•REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Performance.
When the Fund has been in operation for a full calendar year, performance will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information will be available on the Fund’s website at https://columnfunds.com/ or by calling the Fund toll-free at 866-950-4644.
Column Mid Cap Fund
Column Mid Cap Fund
Investment Objective.
The investment objective of the Column Mid Cap Fund (the “Mid Cap Fund” or the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as annual program or administrative fees, for participating in an advisory program sponsored by Northwestern Mutual Wealth Management Company (“NMWMC”), an affiliate of the Adviser (defined below), which are not reflected in the table and Example below.
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Other Expenses(1)	0.09%
Shareholder Servicing Plan Fees	0.06%
Total Annual Fund Operating Expenses	0.85%
Management Fee Waiver(2)	-0.36%
Total Annual Fund Operating Expenses after Management Fee Waiver	0.49%

Example.
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The management fee waiver discussed in the table above is reflected only through October 31, 2025.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years
$50	$197

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-capitalization companies (“mid-cap companies”). The Fund considers a company to be a mid-cap company if it has a market capitalization within the collective range of the Russell MidCap® Index and the S&P MidCap 400® Index. As of September 30, 2023, this range was approximately $1.1 billion to $53.5 billion. The market capitalization range of these indices changes over time. Securities of companies whose market capitalizations no longer fall within this collective range after purchase may continue to be held by the Fund.

The Fund may invest in common stocks issued by U.S. and foreign companies. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Depositary receipts represent interests in foreign securities on deposit by banks. The Fund may also invest in U.S. and foreign real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties.

The Fund incorporates a mix of investment styles and philosophies, targeting a balance of growth and value over time. The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Fund. The Adviser believes the Fund’s reward and risk characteristics can be enhanced, using a “manager of managers” approach, by employing multiple sub-advisory firms with distinct and complementary investment styles and approaches for the Fund. When determining the allocation of the Fund’s assets among sub-advisers, the Adviser uses proprietary qualitative and quantitative research, considering factors including, but not limited to, sub-adviser experience and investment approach, expected risk and return potential, portfolio characteristics, and costs. Sub-adviser asset allocations are determined by the Adviser and the Adviser may increase or decrease a sub-adviser’s asset allocation as deemed appropriate by the Adviser. The strategies for each sub-adviser are described as follows:

American Century Investment Management, Inc.
The sub-adviser invests in U.S. mid-cap companies, employing a fundamental, bottom-up process to seek to identify high-quality companies selling at a discount to fair value. The approach aims to balance participating in the market’s upside with mitigating its downside.

American Century Investment Management, Inc. (Avantis Investors division)
The sub-adviser invests in a broad set of U.S. mid-cap companies, taking into consideration valuation, profitability, and levels of investment when selecting and weighting securities. The strategy uses a systematic investment process designed to reduce unnecessary risks and costs.

Boston Partners Global Investors, Inc.
The sub-adviser invests in U.S. mid-cap companies and uses bottom-up fundamental analysis to make investment decisions. The strategy is designed to identify companies with attractive valuation, sound business fundamentals, and improving business momentum.

EARNEST Partners, LLC
The sub-adviser invests in U.S. mid-cap companies, using an industry-specific screening process to identify stocks with the greatest excess return potential. The team uses rigorous bottom-up analysis to build a portfolio of high-quality businesses with an emphasis on limiting downside risk.

Invesco Advisers, Inc.
The sub-adviser invests in U.S. mid-cap companies, focusing on growth companies that pioneer new markets or are industry leaders run by accomplished management teams. The process relies on bottom-up fundamental analysis and seeks to proactively manage risk.
Kayne Anderson Rudnick Investment Management, LLCThe sub-adviser invests in U.S. mid-cap companies, using bottom-up research to build a high conviction portfolio, a focused group of stocks that it believes has the best performance potential, of businesses it believes are high-quality, such as those with durable competitive advantages, excellent management, and lower financial risk.
Principal Risks.
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•Management Risk. The Adviser’s investment strategies for the Fund, including the “manager of managers” approach described above, may not result in an increase in the value of your investment or in overall performance equal to other investments.

•General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

•New Fund Risk. The Fund is new with a limited operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Adviser may recommend to liquidate the Fund.

•Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the continued impact of the coronavirus (COVID-19) global pandemic. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

•Common Stock Risk. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks of equity securities, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

•Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.

•Value Stock Risk. Value stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time.

•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•Mid-Cap Company Risk. The Fund may invest substantially all of its assets in the stocks of mid-cap companies. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-cap companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

•Foreign Securities and Currency Risk. Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The securities of foreign companies are frequently denominated in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

•Depositary Receipts Risk. ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated. The Fund may invest in depositary receipts through an unsponsored facility where the depositary issues the depositary receipts without an agreement with the company that issues the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

•Liquidity Risk. Certain investments and markets can become illiquid at times and negatively impact the price of an investment if the Fund were to sell during times of illiquidity.

•REIT Risk. Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

•Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance.
When the Fund has been in operation for a full calendar year, performance will be shown in the Prospectus and will give some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. Updated performance information will be available on the Fund’s website at https://columnfunds.com/ or by calling the Fund toll-free at 866-950-4644.